OTHER RECEIVABLES - Schedule of Other Current Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Derivative financial instruments	$ 10.9	$ 33.0	$ 37.6
Escrow accounts	0.0	0.0	14.9
Marine Engineering work in progress	6.5	4.2	1.3
Vessel sale	0.0	18.9	0.0
Other	6.3	3.5	6.7
Balance as of December 31	$ 23.7	$ 59.6	$ 60.5